INCOME TAXES - Change in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in unrecognized tax benefits
Balance at beginning of year	$ 1,201	$ 1,215	$ 1,077
Gross increases related to current period tax positions	30	64	89
Gross increases related to prior periods tax positions	99	12	181
Gross decreases related to prior periods tax positions	(2)	(17)	0
Decrease related to resolutions of audits with tax authorities	(91)	(31)	(132)
Expiration of the statute of limitations for the assessment of taxes	(44)	(9)	(3)
Foreign currency translation	45	(33)	3
Balance at end of year	$ 1,238	$ 1,201	$ 1,215